UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    K.J. Harrison & Partners Inc.
Address: 60 Bedford Road
         Toronto, Ontario,   M5R 2K2

13F File Number:  028-12625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sindy Jagger
Title:     Chief Compliance Officer
Phone:     416-867-8252

Signature, Place, and Date of Signing:

  /s/   Sindy Jagger     Toronto, Canada     January 26, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    76

Form 13F Information Table Value Total:    $177,826 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     1373    16800 SH       SOLE                    16800        0        0
ABBOTT LABS                    COM              002824100      317     5635 SH       SOLE                     5635        0        0
ADVANTAGE OIL & GAS LTD        COM              00765F101      813   195000 SH       SOLE                   195000        0        0
ALTERA CORP                    COM              021441100     1535    41363 SH       SOLE                    41363        0        0
ALTRIA GROUP INC               COM              02209S103     4615   155640 SH       SOLE                   155640        0        0
AMERICAN EXPRESS CO            COM              025816109      236     5000 SH       SOLE                     5000        0        0
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR    03524A108     6935   113700 SH       SOLE                   113700        0        0
APPLE INC                      COM              037833100     1620     4000 SH       SOLE                     4000        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103      238     4400 SH       SOLE                     4400        0        0
AVNET INC                      COM              053807103      933    30000 SH       SOLE                    30000        0        0
BANK MONTREAL QUE              COM              063671101      491     8942 SH       SOLE                     8942        0        0
BANK OF AMERICA CORPORATION    COM              060505104      909   163560 SH       SOLE                   163560        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100     4225   212190 SH       SOLE                   212190        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     1607       14 SH       SOLE                       14        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702     5301    69482 SH       SOLE                    69482        0        0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH   112585104     3033   110000 SH       SOLE                   110000        0        0
BROOKFIELD RESIDENTIAL PPTYS   COM              11283W104      623    77055 SH       SOLE                    77055        0        0
CAMECO CORP                    COM              13321L108     1092    60300 SH       SOLE                    60300        0        0
CANADIAN NAT RES LTD           COM              136385101     3774   100600 SH       SOLE                   100600        0        0
CHEESECAKE FACTORY INC         COM              163072101      294    10000 SH       SOLE                    10000        0        0
CISCO SYS INC                  COM              17275R102     2919   161450 SH       SOLE                   161450        0        0
CITIGROUP INC                  UNIT 99/99/9999  172967416      813    10000 SH       SOLE                    10000        0        0
CVS CAREMARK CORPORATION       COM              126650100      890    21820 SH       SOLE                    21820        0        0
DREAMWORKS ANIMATION SKG INC   CL A             26153C103      664    40000 SH       SOLE                    40000        0        0
E M C CORP MASS                COM              268648102     2154   100000 SH       SOLE                   100000        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401     5743   721500 SH       SOLE                   721500        0        0
ENBRIDGE INC                   COM              29250N105      222     5915 SH       SOLE                     5915        0        0
ENCANA CORP                    COM              292505104      485    26125 SH       SOLE                    26125        0        0
EXPRESS SCRIPTS INC            COM              302182100     1050    23500 SH       SOLE                    23500        0        0
EXXON MOBIL CORP               COM              30231G102      321     3790 SH       SOLE                     3790        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860     6112   568000 SH       SOLE                   568000        0        0
FORTUNE BRANDS HOME & SEC IN   COM              34964C106     1703   100000 SH       SOLE                   100000        0        0
GENERAL ELECTRIC CO            COM              369604103     8089   451640 SH       SOLE                   451640        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104      301     3330 SH       SOLE                     3330        0        0
GOOGLE INC                     CL A             38259P508     3860     5976 SH       SOLE                     5976        0        0
HALLIBURTON CO                 COM              406216101      242     7000 SH       SOLE                     7000        0        0
HARMAN INTL INDS INC           COM              413086109      951    25000 SH       SOLE                    25000        0        0
INTEL CORP                     COM              458140100     3504   144490 SH       SOLE                   144490        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      487     2648 SH       SOLE                     2648        0        0
JOHNSON & JOHNSON              COM              478160104     3590    54735 SH       SOLE                    54735        0        0
JPMORGAN CHASE & CO            COM              46625H100     4925   148130 SH       SOLE                   148130        0        0
KAR AUCTION SVCS INC           COM              48238T109      918    68000 SH       SOLE                    68000        0        0
KIMBERLY CLARK CORP            COM              494368103     1748    23760 SH       SOLE                    23760        0        0
KRAFT FOODS INC                CL A             50075N104      364     9750 SH       SOLE                     9750        0        0
MAGNA INTL INC                 COM              559222401     6870   207598 SH       SOLE                   104398        0        0
MERCK & CO INC NEW             COM              58933Y105     3775   100140 SH       SOLE                   100140        0        0
MI DEVS INC                    COM              55304X104     2384    74400 SH       SOLE                    74400        0        0
MICROSOFT CORP                 COM              594918104     6071   233874 SH       SOLE                   233874        0        0
MORGAN STANLEY                 COM NEW          617446448     1275    84300 SH       SOLE                    84300        0        0
PATTERSON COMPANIES INC        COM              703395103      590    20000 SH       SOLE                    20000        0        0
PEPSICO INC                    COM              713448108     6959   104890 SH       SOLE                   104890        0        0
PFIZER INC                     COM              717081103     5600   258780 SH       SOLE                   258780        0        0
PHILIP MORRIS INTL INC         COM              718172109     3607    45965 SH       SOLE                    45965        0        0
POTASH CORP SASK INC           COM              73755L107     2452    59210 SH       SOLE                    59210        0        0
PROCTER & GAMBLE CO            COM              742718109      251     3770 SH       SOLE                     3770        0        0
PROSHARES TR                   PSHS ULTSHT FINL 74347X146      623    10500 SH       SOLE                    10500        0        0
PROSHARES TR                   ULTRA SH DOW30   74347X674      403    16000 SH       SOLE                    16000        0        0
PROSHARES TR                   PSHS ULSHRUS2000 74348A202      577    15000 SH       SOLE                    15000        0        0
PROSHARES TR II                ULTSH DJ UBS CRU 74347W668      580    15000 SH       SOLE                    15000        0        0
RAYMOND JAMES FINANCIAL INC    COM              754730109      495    16000 SH       SOLE                    16000        0        0
RESEARCH IN MOTION LTD         COM              760975102      146    10000 SH       SOLE                    10000        0        0
RITCHIE BROS AUCTIONEERS       COM              767744105     1322    60000 SH       SOLE                    60000        0        0
ROYAL BK CDA MONTREAL QUE      COM              780087102      358     7011 SH       SOLE                     7011        0        0
SCHWAB CHARLES CORP NEW        COM              808513105      902    80100 SH       SOLE                    80100        0        0
SHAW COMMUNICATIONS INC        CL B CONV        82028K200     3489   175205 SH       SOLE                   175205        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103      264     2100 SH       SOLE                     2100        0        0
STIFEL FINL CORP               COM              860630102      641    20000 SH       SOLE                    20000        0        0
SUN LIFE FINL INC              COM              866796105      322    17300 SH       SOLE                    17300        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108     7481   478000 SH       SOLE                   478000        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     2422    60000 SH       SOLE                    60000        0        0
TORONTO DOMINION BK ONT        COM NEW          891160509     5719    76232 SH       SOLE                    76232        0        0
TRANSCANADA CORP               COM              89353D107    10162   232089 SH       SOLE                   232089        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     7470   102200 SH       SOLE                   102200        0        0
WADDELL & REED FINL INC        CL A             930059100      248    10000 SH       SOLE                    10000        0        0
WAL MART STORES INC            COM              931142103     1939    32451 SH       SOLE                    32451        0        0
WMS INDS INC                   COM              929297109      410    20000 SH       SOLE                    20000        0        0